Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds IV
Prospectus Date	rr_ProspectusDate	Sep. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2020